Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property Plant And Equipment Net
Schedule of changes in the group's property and equipment balance

	Furniture and fixtures	IT and telecom equipment	Leasehold improvements	Total

Cost
As of January 1, 2021	1,500	1,713	1,691	4,904
Additions	26	574	18	618
Disposals	(4)	(74)	(12)	(90)

As of December 31, 2021	1,522	2,213	1,697	5,432
Additions	134	260	126	520
Acquired from business combination	—	229	—	229

As of December 31, 2022	1,656	2,702	1,823	6,181

Accumulated depreciation
As of January 1, 2021	(252)	(699)	(241)	(1,192)
Depreciation	(141)	(374)	(170)	(685)

As of December 31, 2021	(393)	(1,073)	(411)	(1,877)
Depreciation	(157)	(499)	(175)	(830)

As of December 31, 2022	(550)	(1,572)	(586)	(2,707)

Balance at December 31, 2021	1,129	1,140	1,286	3,555

Balance at December 31, 2022	1,106	1,130	1,237	3,474